Schedule of defined contribution plans (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Employer’s contribution to Employees’ Provident fund	₨ 46,264	₨ 61,281
Contribution to Pension fund	18,800	1,750
Employer’s contribution to Labor Welfare Fund	733	630
Employer’s contribution	₨ 65,797	₨ 63,661